Key Management Personnel Disclosures (Tables)	12 Months Ended
Jun. 30, 2024
Key Management Personnel Disclosures [Abstract]
Schedule of Key Management Personnel Compensation	Key management personnel compensation
	2024 $	2023 $
Short-term employee benefits	296,978	104,574
	296,978	104,574